Other Financial Assets and Liabilities - Summary of Financial Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - Financial assets at fair value through profit or loss [member] - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Valuation gains		₩ 470
Valuation losses	₩ 464	₩ 7,654